Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

For purposes of the financial statements as of September 30, 2017, the Company evaluated subsequent events for recognition and measurement purposes through November 8, 2017, the date the financial statements were issued. The Company has evaluated subsequent events for purposes of disclosure through December 7, 2017.

9. Subsequent Events

The Company has evaluated the effects of subsequent events for recognition and measurement purposes in its financial statements through November 15, 2017, which is the date the financial statements were available to be issued. The Company has evaluated subsequent events for purposes of disclosure through December 7, 2017.

In the first quarter of 2017, the Company entered into an Eleventh Amendment to the Lease with LJ Gateway Office LLC. Concurrent with entering into the Lease Amendment, the Company entered into a Sublease with Abacus Data Systems, Inc. (“Abacus”). This Lease Amendment provides for an additional space consisting of approximately 3,580 square feet located at Suite No. 250, 9171 Towne Centre Drive, San Diego California (the “New Premises”). The Company intends to occupy the New Premises as its headquarters while subleasing the entire Original Premises to Abacus. The base monthly rent for the New Premises will be $10,203 per month commencing on February 13, 2017.

Upon occurrence of Abacus retaining possession of the original premises, Abacus shall receive a discount of 50% off the base rent for months five through nine and will not have to pay base rent for the first month as well as months three and four. Additionally, Abacus will pay to the Company a base rent of $27,768 for the seconds’ month rent and an additional $30,317 security deposit. The base rent will increase by three percent on each annual anniversary.

Merger Agreement with Evofem Biosciences (Unaudited)

On October 17, 2017, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nobelli Merger Sub, Inc., its wholly owned subsidiary (“Merger Sub”), and Evofem Biosciences, Inc., a privately-held Delaware corporation (“Evofem”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Evofem, with Evofem becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Immediately prior to the effective time of the Merger (the Effective Time), each outstanding share of Evofem’s preferred stock (other than shares of Evofem’s Series D preferred stock) will be converted into one share of Evofem common stock. Subject to the terms and conditions of the Merger Agreement, at the Effective Time: (a) each share of Evofem common stock (on an as-converted basis) will be converted solely into the right to receive shares of the Company’s common stock (the Company Common Stock) equal to the common stock exchange ratio described in the Merger Agreement; (b) each outstanding shares of Evofem Series D preferred stock will be converted solely into the right to receive shares of the Company Common Stock equal to the Series D preferred stock exchange ratio described in the Merger Agreement; and (c) each outstanding Evofem stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company. Warrants to purchase shares of Evofem capital stock will be assumed by the Company at the Effective Time and then immediately amended and restated to become warrants to purchase up to an aggregate of 12 million shares of the Company Common Stock (the Company Post-Merger Warrants). The exercise price for the Company Post-Merger Warrants will be equal to the average of the closing sale prices of the Company Common Stock as quoted on The NASDAQ Capital Market for the 30 consecutive trading day period commencing with the first trading day immediately following the Effective Time.

Immediately following the Merger, the name of the Company will be changed from “Neothetics, Inc.” to “Evofem Biosciences, Inc.” The Merger Agreement contemplates that the Board of Directors of the Company will consist of seven members at the Effective Time, six of which will be designated by Evofem and one of which will be designated by the Company. The member to be designated by the Company is expected to be one of the current directors of the Company. The executive officers of the Company immediately after the Effective Time will be designated by Evofem with Evofem’s Chief Executive Officer, Saundra Pelletier, being the Company’s Chief Executive Officer.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and Evofem, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and Evofem, indemnification of directors and officers, the Company’s and Evofem’s conduct of their respective businesses between the date of signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and Evofem. The Merger Agreement contains certain termination rights for both the Company and Evofem, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Evofem a termination fee of up to $1.5 million or Evofem may be required to pay the Company a termination fee of $1.5 million.

The Merger Agreement contemplates that the Company will also seek approval from its stockholders to effect a reverse stock split intended to increase its trading price above the minimum requirements of The NASDAQ Capital Market. Subject to stockholder approval, the Company expects to implement the reverse stock split at a ratio to be mutually agreed to by the Company and Evofem within the range approved by the Company’s stockholders immediately prior to the Effective Time.

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with Evofem and certain investors of Evofem (the Securities Purchase Agreement) pursuant to which, conditioned upon and immediately following the Merger, the Company will issue and sell in a private placement transaction (the Financing) $20 million of Company Common Stock and Evofem will issue warrants to purchase shares of Evofem common stock immediately prior to the Effective Time (the Investor Warrants). The Investor Warrants are contemplated to be automatically exercised on a cashless basis at the Effective Time, and the shares of Evofem common stock issued upon exercise of the Investor Warrant will be eligible to receive shares of the Company Common Stock in an amount equal to the common stock exchange ratio upon completion of the Merger. Upon consummation of the Financing, the Merger Agreement contemplates that the Company will terminate its existing Fourth Amended and Restated Investors’ Rights Agreement, dated September 22, 2014, by and between the Company and the investors listed therein (the Existing Investors), and enter into a registration rights agreement with certain of the Existing Investors and certain investors of Evofem.